Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 11. Commitments and Contingencies

Legal Proceedings

From time to time, we may be subject to various claims, lawsuits, and other legal and administrative proceedings that may arise in the ordinary course of business. Some of these claims, lawsuits, and other proceedings may range in complexity and result in substantial uncertainty; it is possible that they may result in damages, fines, penalties, non-monetary sanctions, or relief. However, we do not consider any such claims, lawsuits, or proceedings currently pending, individually or in the aggregate, to be material to our business or likely to result in a material adverse effect on our future operating results, financial condition, or cash flows.

On July 15, 2021, a putative class action complaint was filed against the Company, SRAC and certain affiliates. See Note 14 for more information.

SEC Investigation and CFIUS Review

On January 24, 2021, the Company received a subpoena from the Division of Enforcement of the U.S. Securities and Exchange Commission (“Division of Enforcement”) requesting documents regarding the Registration Statement on Form S-4 and Amendment No. 1 thereto 1 (the “Registration Statement”) filed by SRAC in connection with the Business Combination. The Company entered into a settlement with the SEC on July 8, 2021. As a result of the settlement, in accordance with ASC 450, Contingencies, the Company recorded a contingency of $7.0 million. See Note 14 for additional information.

In February 2021, the Company and the Company’s co-founder Mikhail Kokorich, with support from SRAC, submitted a joint notice to the Committee on Foreign Investment in the United States (“CFIUS”) for review of the historical acquisition of interests in the Company by Mr. Kokorich, his wife, and entities that they control in response to concerns of the U.S. Department of Defense regarding the Company’s foreign ownership and control.

On June 8, 2021, CFIUS’ review of the joint notice relating to the historical acquisition of interests in Momentus by Mr. Kokorich, his wife, and entities that they control concluded when the Company entered into a National Security Agreement with Mr. Kokorich, on behalf of himself and Nortrone Finance S.A. (an entity controlled by Mr. Kokorich), Lev Khasis and Olga Khasis, each in their respective individual capacities and on behalf of Brainyspace LLC (an entity controlled by Olga Khasis), and the U.S. government represented by the U.S. Departments of Defense and the Treasury (the “NSA”). In accordance with the NSA, Mr. Kokorich, Nortrone Finance S.A., Lev Khasis and his wife Olga Khasis, and Brainyspace LLC fully divested all the Company’s securities beneficially owned by them by selling the securities back to the Company on June 8, 2021. The NSA also establishes various requirements and restrictions on the Company in order to protect national security, certain of which may materially and adversely affect the Company’s operating results due to the cost of compliance with security measures, and limitations on the Company’s control over certain U.S. facilities, contracts, personnel, vendor selection and operations.

The Company had incurred legal expenses of approximately $3.5 million and $7.4 million during the three and six months ended June 30, 2021 and expects to continue to incur substantial legal expenses related to these matters in the future.

SRAC Indemnity

On June 29, 2021, Momentus entered into an amendment to the Merger Agreement which, among other things, provided that, should the Merger not occur for any reason, the Company would indemnify SRAC and its directors and officers (the “Indemnified Parties”) up to $10 million for certain losses, damages or liability actually incurred by the Indemnified Parties, excluding the payments made in relation to the SEC Settlement discussed in Note 14 — Subsequent Events. As of June 30, 2021, the Company did not record any contingency related to the indemnity agreement.

Co-Founder Divestment

The Company evaluated the additional consideration to be paid as a liability under ASC 480 utilizing a probability-weighted approach to record the initial liability of $22,000,001 expected to be paid to the Co-Founders as of June 30, 2021 as discussed in detail in Co-Founder Divestment and Share Repurchase section of Note 10.

Note 11. Commitments and Contingencies

Legal Proceedings

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company is not currently a party to any legal proceedings, nor is it aware of any pending or threatened litigation, that would have a material adverse effect on the Company’s business, operating results, cash flows, or financing condition should such litigation be resolved unfavorably.

Stable Road Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

On July 13, 2021, the SEC announced charges against the Company, which resulted in a settlement with the SEC for $1 million. This amount was accrued for within the Company’s accompanying condensed consolidated balance sheet (see Note 10).

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on November 7, 2019, the holders of the Founder Shares, Placement Units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of the units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. Notwithstanding the foregoing, Cantor may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of $3,450,000, or $0.20 per Unit of the gross proceeds from the Units sold in the Initial Public Offering. In addition, the underwriter is entitled to a deferred fee of $0.40 per Unit of the gross proceeds from the Units sold in the Initial Public Offering, or $6,900,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or completion of a business combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on November 7, 2019, the holders of the Founder Shares, Placement Units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of the units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. Notwithstanding the foregoing, Cantor may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of $3,450,000, or $0.20 per Unit of the gross proceeds from the Units sold in the Initial Public Offering. In addition, the underwriter is entitled to a deferred fee of $0.40 per Unit of the gross proceeds from the Units sold in the Initial Public Offering, or $6,900,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Legal Proceedings

On December 3, 2020, a purported stockholder of the Company filed a complaint against the Company and its board of directors in the United States District Court for the Southern District of New York, in a case captioned Wallace v. Stable Road Acquisition Corp., et al., No. 1:20-cv-10193, alleging that the Company’s Registration Statement on Form S-4, originally filed with the SEC on November 2, 2020, omitted certain material information regarding the Proposed Transaction with Momentus, in violation of the securities laws. As relief, the complaint seeks an injunction barring the Company from proceeding with a stockholder vote with respect to, or consummating, the Proposed Transaction absent additional disclosures, as well as unspecified costs and damages. On December 9, 2020, another purported stockholder of the Company filed a complaint against the Company and its board of directors in the Supreme Court of the State of New York for the County of New York, in a case captioned Ciccotelli v. Stable Road Acquisition Corp., et al., No. 656895/2020, raising similar allegations and seeking similar relief as the complaint from the Wallace action.

In January 2021, the SEC’s Division of Enforcement informed the Company that it was investigating certain disclosures made in filings with the SEC, including in connection with the Proposed Transaction. The Company is fully cooperating with the SEC’s investigation.

The Company believes the outcome of these matters cannot be determined at this time.